Unaudited Quarterly Financial Data (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2015 [2]	Sep. 30, 2015 [2]	Jun. 30, 2015 [2]	Mar. 31, 2015 [2]	Dec. 31, 2016	[3]	Dec. 31, 2015		Dec. 31, 2014
Total operating revenues	$ 232	$ 272	$ 283	$ 234	$ 224	$ 256	$ 259	$ 214	$ 1,021		$ 953	[3]	$ 828	[3]
Operating Income (Loss)	(99)	118	128	73	71	102	99	50	220		322	[3]	306	[3]
Net Income (Loss)	(139)	67	81	6	20	47	50	(24)	15	[4]	93	[3],[4],[5]	122	[3],[4],[5]
Scenario, Previously Reported [Member]
Total operating revenues									1,021		869		746
Operating Income (Loss)									220		279		266
Net Income (Loss)	(149)	64	79	4	20	44	48	(24)	$ (2)		$ 78		$ 108
Net Income (Loss) [Member]
Quarterly Financial Information, Quarterly Charges and Credits, Amount Reconciling to Previously Reported Results	$ 10	$ 3	$ 2	$ 2	$ 0	$ 3	$ 2	$ 0

[1]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[2]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.